Exhibit 99.7

NISSAN MASTER OWNER TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-18	16-Jan-18	15-Feb-18
To	31-Jan-18	15-Feb-18
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,543,210,000.00

Required Participation Amount	$1,543,210,000.00
Excess Receivables	$24,580,333.30

Total Collateral	1,567,790,333.30

Collateral as Percent of Notes	125.42%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,161,080,553.15
Total Principal Collections	($2,223,239,746.03)
Investment in New Receivables	$2,066,574,640.05
Receivables Added for Additional Accounts	$0.00
Repurchases	($61,165,258.89)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($764,349,913.12)
Less Servicing Adjustment	($5,098,731.24)

Ending Balance	$5,173,801,543.92

SAP for Next Period	30.30%

Average Receivable Balance	$5,287,693,906.84
Monthly Payment Rate	42.05%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$17,691,953.50
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,691,953.50

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	94.14%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	1.559450%
Applicable Margin	0.320000%
	1.879450%

	Actual	Per $1000
Interest	1,957,760.42	1.57
Principal	—	—

		1.57

Total Due Investors	1,957,760.42
Servicing Fee	1,286,008.33

Excess Cash Flow	1,803,171.92

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		25.43%